CREDIT FACILITIES, NOTES PAYABLE AND REPURCHASE FACILITIES - Narrative (Details) $ in Thousands			1 Months Ended	2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 21, 2020 USD ($)	Jun. 04, 2020 USD ($) extension	Aug. 16, 2021 USD ($)	Aug. 16, 2021 USD ($)	Jun. 30, 2021 USD ($) loan	Dec. 31, 2020 USD ($) loan	May 20, 2021 USD ($)	Jan. 31, 2021 USD ($)	Jan. 01, 2021 USD ($)	Sep. 21, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Credit facilities, notes payable and repurchase facilities, net					$ 2,540,809	$ 2,144,993					$ 1,604,860
Weighted average years to maturity					1 year 7 months 6 days	1 year 10 months 24 days
Debt, weighted average interest rate					2.80%	3.40%
Long-term debt					$ 2,544,690	$ 2,149,976					1,611,261
Line of credit, maximum borrowing capacity	$ 130,000
Number of mortgage notes not in compliance with covenants | loan						1
Number of Loans | loan					247	206
Loans held-for-investment and related receivables, net					$ 1,356,247	$ 962,624					301,630
Loans held-for-investment and related receivables, net					$ 1,356,247	$ 962,624					301,630
Subsequent event
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity			$ 774,000	$ 774,000
Reinvestment period
Debt Instrument [Line Items]
Stated interest rate					1.70%
Amortization period
Debt Instrument [Line Items]
Stated interest rate					2.00%
Senior loans
Debt Instrument [Line Items]
Number of Loans | loan					10	4
Loans held-for-investment and related receivables, net					$ 872,188	$ 341,546					152,820
Senior loans | Affiliated entity
Debt Instrument [Line Items]
Percent of lending guaranteed (up to)		25.00%
Number of Loans | loan					9	4
Loans held-for-investment and related receivables, net						$ 341,500
Loans held-for-investment and related receivables, net					$ 727,400
Credit and Security Agreement | Subsequent event
Debt Instrument [Line Items]
Long-term debt			220,000	220,000
Line of credit, maximum borrowing capacity			50,000	50,000
Credit facilities | Affiliated entity
Debt Instrument [Line Items]
Long-term line of credit					$ 505,400
Number of extension options | extension		2
Extension period		1 year
Consolidated net worth, minimum		$ 1,000,000
Equity issued by the company, minimum		75.00%
Maximum leverage ratio to total indebtedness to total equity (less than or equal)					80.00%	80.00%
Minimum interest coverage ratio of EBITDA to interest expense (greater than or equal)					1.40	1.40
Credit facilities | Affiliated entity | Term a
Debt Instrument [Line Items]
Minimum liquidity		$ 50,000
Credit facilities | Affiliated entity | Term b
Debt Instrument [Line Items]
Minimum liquidity		$ 10,000
Recourse indebtedness		5.00%
Credit facilities | Reinvestment period
Debt Instrument [Line Items]
Stated interest rate						1.70%
Credit facilities | Amortization period
Debt Instrument [Line Items]
Stated interest rate						2.00%
JPMorgan Chase Bank, N.A.
Debt Instrument [Line Items]
Debt, weighted average interest rate					2.50%
Stated interest rate					2.00%
Line of credit, maximum borrowing capacity					$ 1,240,000
Long-term line of credit					1,110,000
Line of credit, current borrowing capacity					12,200
Line of credit facility, covenant, minimum consolidated net worth					$ 1,750,000
Debt instrument, covenant, fixed charge coverage ratio					1.50
Reinvestment period					3 years	3 years
Minimum required assets under management					$ 1,250,000
Line of credit, current borrowing capacity					$ 480,000
JPMorgan Chase Bank, N.A. | Federal funds rate plus
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate					0.50%
JPMorgan Chase Bank, N.A. | One-Month LIBOR
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate					1.00%
JPMorgan Chase Bank, N.A. | Term loan
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity					$ 885,000
Long-term line of credit					1,110,000
JPMorgan Chase Bank, N.A. | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity					350,000
Long-term line of credit					$ 0
JPMorgan Chase Bank, N.A. | Credit facilities
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity						$ 1,240,000
Citibank | Revolving Credit Facility
Debt Instrument [Line Items]
Debt, weighted average interest rate					1.80%	1.90%
Line of credit, maximum borrowing capacity						$ 500,000					500,000
Long-term line of credit					$ 316,500	$ 231,500
Citibank | Credit facilities | Affiliated entity
Debt Instrument [Line Items]
Debt, weighted average interest rate					2.20%	2.30%
Line of credit, maximum borrowing capacity		$ 300,000
Long-term line of credit					$ 188,000	$ 126,300
Barclays Bank PLC | Credit facilities | Affiliated entity
Debt Instrument [Line Items]
Debt, weighted average interest rate					2.50%
Line of credit, maximum borrowing capacity										$ 500,000
Long-term line of credit					$ 250,000
Wells Fargo | Credit facilities | Affiliated entity
Debt Instrument [Line Items]
Debt, weighted average interest rate					1.80%
Line of credit, maximum borrowing capacity							$ 250,000
Long-term line of credit					$ 67,400
Minimum | One-Month LIBOR
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		2.10%
Debt instrument, basis spread on variable rate		2.00%
Minimum | JPMorgan Chase Bank, N.A.
Debt Instrument [Line Items]
Stated interest rate					0.65%
Line of credit facility, covenant, unsecured debt service coverage ratio (greater than)					1.75
Minimum | JPMorgan Chase Bank, N.A. | Statutory Reserve Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate					1.65%
Maximum | One-Month LIBOR
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		4.60%
Debt instrument, basis spread on variable rate		2.40%
Maximum | JPMorgan Chase Bank, N.A.
Debt Instrument [Line Items]
Stated interest rate					1.25%
Line of credit facility, covenant, leverage ratio					60.00%
Debt instrument, covenant, unsecured debt to unencumbered asset value ratio					60.00%
Line of credit facility, covenant, secured debt ratio					40.00%
Line of credit facility, covenant, ratio of secured debt to total asset value					15.00%
Maximum | JPMorgan Chase Bank, N.A. | Statutory Reserve Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate					2.25%
Maximum | JPMorgan Chase Bank, N.A. | Credit facilities
Debt Instrument [Line Items]
Line of credit facility, covenant, leverage ratio						60.00%
Interest rate swaps | JPMorgan Chase Bank, N.A. | Term loan | Cash flow hedging
Debt Instrument [Line Items]
Debt, weighted average interest rate					4.20%
Long-term line of credit					$ 220,000
Fixed rate debt
Debt Instrument [Line Items]
Long-term debt					523,562	$ 578,096
Debt security, amount, aggregate gross real estate assets net of gross intangible lease liabilities					$ 904,500	981,800
Repayments of debt						40,800
Fixed rate debt | Subsequent event
Debt Instrument [Line Items]
Long-term debt			1,110,000	1,110,000
Repayments of debt			104,100	$ 104,100
Fixed rate debt | Minimum
Debt Instrument [Line Items]
Stated interest rate					2.60%
Fixed rate debt | Maximum
Debt Instrument [Line Items]
Stated interest rate					4.60%
Variable rate debt
Debt Instrument [Line Items]
Debt, weighted average interest rate					5.50%
Long-term debt					$ 94,202			$ 102,600	$ 102,600
Long term debt maturing in the next year					1,300,000	$ 1,200,000
Variable rate debt | Subsequent event
Debt Instrument [Line Items]
Repayments of debt			21,500
Variable rate debt | Minimum
Debt Instrument [Line Items]
Stated interest rate						2.60%
Variable rate debt | Maximum
Debt Instrument [Line Items]
Stated interest rate						5.00%
Variable rate debt | Interest rate swaps
Debt Instrument [Line Items]
Long-term debt					21,500	$ 53,600
Credit facilities
Debt Instrument [Line Items]
Long-term debt					1,421,500	1,336,500					$ 885,000
Long term debt maturing in the next year					99,300
Credit facilities | Subsequent event
Debt Instrument [Line Items]
Repayments of debt			$ 1,110,000
Credit facilities | Affiliated entity
Debt Instrument [Line Items]
Long-term line of credit						$ 235,400
Credit facilities | JPMorgan Chase Bank, N.A.
Debt Instrument [Line Items]
Debt, weighted average interest rate						3.70%
Stated interest rate						2.00%
Long-term line of credit						$ 1,100,000
Unused borrowing capacity						480,000
Line of credit, current borrowing capacity						135,500
Line of credit facility, covenant, minimum consolidated net worth						$ 1,750,000
Debt instrument, covenant, fixed charge coverage ratio						1.50
Minimum required assets under management						$ 1,250,000
Credit facilities | JPMorgan Chase Bank, N.A. | CCPT V
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity	$ 350,000					350,000
Line of credit facility, covenant, minimum consolidated net worth					$ 225,000	$ 225,000
Line of credit facility, covenant, minimum consolidated net worth, percentage of equity issuance					75.00%	75.00%
Credit facilities | JPMorgan Chase Bank, N.A. | Federal funds rate plus
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						0.50%
Credit facilities | JPMorgan Chase Bank, N.A. | One-Month LIBOR
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						1.00%
Credit facilities | JPMorgan Chase Bank, N.A. | NYFRB Rate Plus | CCPT V
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	0.50%
Credit facilities | JPMorgan Chase Bank, N.A. | Adjusted LIBO Rate | CCPT V
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	1.00%
Credit facilities | JPMorgan Chase Bank, N.A. | Term loan
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity						$ 885,000
Long-term line of credit						1,100,000
Credit facilities | JPMorgan Chase Bank, N.A. | Term loan | CCPT V
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity	$ 220,000					220,000
Credit facilities | JPMorgan Chase Bank, N.A. | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity						350,000
Long-term line of credit						0
Credit facilities | JPMorgan Chase Bank, N.A. | Revolving Credit Facility | CCPT V
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity						$ 130,000
Credit facilities | Citibank | Affiliated entity
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity		$ 300,000
Credit facilities | Barclays Bank PLC | Affiliated entity
Debt Instrument [Line Items]
Debt, weighted average interest rate						2.90%
Line of credit, maximum borrowing capacity		$ 500,000
Long-term line of credit						$ 109,100
Credit facilities | Minimum | JPMorgan Chase Bank, N.A.
Debt Instrument [Line Items]
Stated interest rate						0.65%
Line of credit facility, covenant, unsecured debt service coverage ratio (greater than)						1.75%
Credit facilities | Minimum | JPMorgan Chase Bank, N.A. | CCPT V
Debt Instrument [Line Items]
Stated interest rate	0.30%
Credit facilities | Minimum | JPMorgan Chase Bank, N.A. | Statutory Reserve Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						1.65%
Credit facilities | Minimum | JPMorgan Chase Bank, N.A. | Statutory Reserve Rate | CCPT V
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	1.30%
Credit facilities | Maximum | JPMorgan Chase Bank, N.A.
Debt Instrument [Line Items]
Stated interest rate						1.25%
Debt instrument, covenant, unsecured debt to unencumbered asset value ratio						60.00%
Line of credit facility, covenant, secured debt ratio						40.00%
Line of credit facility, covenant, ratio of secured debt to total asset value						15.00%
Credit facilities | Maximum | JPMorgan Chase Bank, N.A. | CCPT V
Debt Instrument [Line Items]
Stated interest rate	0.70%
Line of credit facility, covenant, leverage ratio					60.00%	60.00%
Credit facilities | Maximum | JPMorgan Chase Bank, N.A. | Statutory Reserve Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						2.25%
Credit facilities | Maximum | JPMorgan Chase Bank, N.A. | Statutory Reserve Rate | CCPT V
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	1.70%
Credit facilities | Interest rate swaps | JPMorgan Chase Bank, N.A. | Term loan
Debt Instrument [Line Items]
Debt, weighted average interest rate						3.90%
Long-term line of credit						$ 1,000,000